Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Inventory related	$ 1,110	$ 679
Deferred revenue	528	537
Allowance for doubtful accounts	295	402
State research and development credit carryforward	0	158
Reserve for warranty expenses	468	573
Provision for employee related obligations	1,269	408
Accrued interest	1,126	216
Other	172	0
Current deferred tax assets	4,968	2,973
Long-term deferred tax assets:
Stock-based compensation expense	1,184	0
Long-term deferred tax assets	1,184	0
Current deferred tax liabilities
Inventory related	(645)	0
Deferred revenue	(104)
Order backlog	(196)
Current deferred tax liabilities	(945)	0
Long-term deferred tax assets:
Stock-based compensation expense	876	391
State net operating loss	463	0
Other	186	0
Long-term deferred tax assets	1,525	391
Long-term deferred tax liabilities:
Intangibles	(55,320)	(5,902)
Depreciation	(898)	(1,249)
Net long-term deferred tax liabilities	$ (54,693)	$ (6,760)